Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage International Core Fund

Class A, Class B, Class C, and Administrator Class

Wells Fargo Advantage International Equity Fund

Class A, Class B, Class C, Administrator Class, Institutional Class, and Investor Class

Supplement dated July 2, 2009, to the Statement of Additional Information dated February 1, 2009, as previously supplemented on February 18, 2009, March 1, 2009, March 31, 2009,

April 17, 2009, and June 19, 2009.

This supplement contains important information about the above-referenced Funds.

Effective July 2, 2009, Evergreen Investment Management Company, LLC (“Evergreen Investments”) will receive the following annual fees based on each Fund’s average daily net assets:

Fund	Sub-Adviser	Sub-Advisory Fees
International Core Fund	Evergreen Investments	First $200M	0.45%
		Over $200M	0.40%
International Equity Fund	Evergreen Investments	First $200M	0.45%
		Over $200M	0.40%